Consolidated Balance Sheets (Parentheticals) $ in Thousands	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 € / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 € / shares
Statement of Financial Position [Abstract]
Trade receivables, net of allowance for doubtful accounts (in Dollars) | $	$ 1,501		$ 1,130
Common shares, par value (in Euro per share) | € / shares		€ 0.01		€ 0.01
Common shares, authorized	70,000,000		70,000,000
Common shares, issued	58,061,530		57,468,506
Common shares, outstanding	55,733,234		55,140,210
Treasury shares, shares	2,328,296		2,328,296